As filed with the Securities and Exchange Commission on 3/23/2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.
	Greenville Small Cap Growth Fund
	Schedule of Investments
	January 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 93.9%

Capital Goods - 13.2%
13,215	Builders Firstsource, Inc. *	$330,904
4,740	Dycom Industries, Inc.*	116,888
4,760	ESCO Technologies, Inc. *	233,906
12,645	Essex Corp. *	258,590
15,150	Harbin Electric, Inc. *	118,170
6,585	JLG Industries, Inc.	358,751
41,435	Power-One, Inc.*	250,267
11,435	U.S. Home Systems, Inc. *	86,906
		1,754,383
Commercial Services & Supplies - 2.6%
11,810	The Providence Service Corp. *	337,530
Consumer Durables & Apparel - 1.5%
9,900	Comstock Homebuilding Cos., Inc. *	108,801
21,445	Orange 21, Inc. *	85,780
		194,581
Diversified Financials - 3.1%
7,865	First Cash Financial Services, Inc. *	274,488
7,900	TradeStation Group, Inc. *	139,751
		414,239
Energy - 5.5%
8,200	Superior Energy Services *	222,630
10,560	W-H Energy Services, Inc. *	509,837
		732,467
Health Care Equipment & Services - 2.7%
7,540	Matrixx Initiatives, Inc. *	187,218
12,000	Merit Medical Systems, Inc. *	169,320
		356,538
Hotels Restaurants & Leisure - 3.4%
21,585	Cosi, Inc. *	210,454
5,285	McCormick & Schmick's Seafood Restaurants, Inc. *	113,627
13,005	Rubio's Restaurants, Inc. *	132,001
		456,082
Insurance - 4.5%
7,230	American Safety Insurance Holdings Ltd *#	115,608
14,500	Amerisafe, Inc. *	148,480
9,289	Argonaut Group, Inc. *	330,224
		594,312
Materials - 1.7%
6,520	Headwaters, Inc. *	224,940
Media - 0.9%
21,620	Navarre Corp. *	119,126
Pharmaceuticals & Biotechnology - 2.3%
16,900	Connetics Corp. *	253,162
5,835	Seracare Life Sciences, Inc. *	50,998
		304,160
Real Estate - 1.8%
14,590	Equity Inns, Inc.	230,522
Retailing - 8.5%

2,000	Allion Healthcare, Inc. *	$30,400
4,975	Build-A-Bear Workshop, Inc. *	160,941
11,035	Conn's, Inc. *	479,802
26,185	Hollywood Media Corp. *	116,523
19,650	Rush Enterprises, Inc. - Class A *	332,085
		1,119,751
Semiconductor & Semiconductor Equipment - 7.7%
7,305	August Technology Corp. *	83,277
21,820	IXYS Corp. *	234,565
34,050	LTX Corp. *	184,891
15,285	Omnivision Technologies, Inc. *	385,641
4,265	Tessera Technologies, Inc. *	137,674
		1,026,048
Software & Services - 12.3%
4,275	Anteon International Corp. *	235,766
6,550	Concur Technologies, Inc. *	108,206
32,265	Cybersource Corp. *	279,415
9,025	MapInfo Corp. *	127,523
4,875	Micros Systems, Inc. *	224,981
18,825	Perficient, Inc. *	194,651
9,550	TNS, Inc. *	196,157
8,030	Transaction Systems Architects, Inc. *	264,910
		1,631,609
Technology Hardware & Equipment - 10.6%
8,990	Excel Technology, Inc. *	225,110
21,905	International Displayworks, Inc. *	142,163
7,885	M-Systems Flash Disk Pioneers *	228,507
17,955	NMS Communications Corp. *	63,022
11,250	Par Technology Corp. *	244,463
26,220	Presstek, Inc. *	272,688
8,590	Stratasys, Inc. *	222,825
		1,398,778
Transportation - 11.6%
8,540	Airtran Holdings, Inc. *	144,668
11,495	Celadon Group, Inc. *	356,345
11,870	J.B. Hunt Transport Services, Inc.	282,506
17,715	Marten Transport Ltd. *	393,627
5,975	Universal Truckload Services, Inc. *	140,890
11,560	Vitran Corp, Inc. *	223,108
		1,541,144
TOTAL COMMON STOCKS (Cost $9,929,545)		12,436,210
SHORT TERM INVESTMENTS - 5.5%
Money Market Investments - 5.5%
736,947	SEI Daily Income Trust Government Fund - Class B (Cost $736,947)	736,947
Total Investments (Cost $10,666,492) - 99.4%		13,173,157
Other Assets in Excess of Liabilities - 0.6%		76,868
TOTAL NET ASSETS - 100.0%		$13,250,025

Percentages are stated as a percent of net assets.

* Non-income producing security.
# U.S. security of a foreign issuer.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows+:

Cost of investments	$10,666,987
Gross unrealized appreciation	3,326,687
Gross unrealized depreciation	(820,517)
Net unrealized appreciation	$2,506,170

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

The Greenville Small Cap Growth Fund 1/31/06 N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*         /s/ Robert M. Slotky
                                                                           Robert M. Slotky, President

Date                          3/23/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Robert M. Slotky
                                                                           Robert M. Slotky, President

Date                          3/23/06

By (Signature and Title)*         /s/ Eric W. Falkeis
                                                                           Eric W. Falkeis, Treasurer

Date                          3/23/06

* Print the name and title of each signing officer under his or her signature.

The Greenville Small Cap Growth Fund 1/31/06 N-Q